Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	$ (3,890)	$ (4,119)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	740	785
Financial collateral pledged	2,784	2,939
Net financial liabilities	(366)	(395)
Derivative liabilities
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(2,040)	(2,295)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	737	768
Financial collateral pledged	937	1,132
Net financial liabilities	(366)	(395)
Financial assets pledged as collateral	1,706	1,726
Repurchase agreements
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(1,850)	(1,824)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	3	17
Financial collateral pledged	1,847	1,807
Net financial liabilities	0	0
Financial assets pledged as collateral	1,850	1,824
Derivative assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,548	1,112
Financial instruments subject to master netting or similar agreements	(737)	(768)
Financial collateral received	(730)	(298)
Net financial assets	81	46
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	939	470
Reverse repurchase agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	3	17
Financial instruments subject to master netting or similar agreements	(3)	(17)
Financial collateral received	0	0
Net financial assets	0	0
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	3	17
Financial assets:
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,551	1,129
Financial instruments subject to master netting or similar agreements	(740)	(785)
Financial collateral received	(730)	(298)
Net financial assets	$ 81	$ 46